December 5, 1996




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:  Premier Insured Municipal Bond Fund
          Registration Statement File No. 33-61738
          CIK No. 0000902976

Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph
(b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on November 27, 1996.

                                        Very truly yours,





                                        Janette E. Farragher



JEF:kwm
Enclosures

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan